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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    SEPTEMBER 30, 2002
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Advent International Corporation
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Address:  75 State Street
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          Boston, MA 02109
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Form 13F File Number: 28-  6054
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janet L. Hennessy
        -------------------------------------------------------

Title:    Vice President and Treasurer
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Phone:    (617) 951-9447
        -------------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Janet L. Hennessy                 Boston, MA                 10/3/02
-------------------------       -----------------------     -----------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
                                        ---------------------------------------

Form 13F Information Table Entry Total:   18
                                        ---------------------------------------

Form 13F Information Table Value Total:  $199,936
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                                                    (thousands)


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                           FORM 13F INFORMATION TABLE

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         COLUMN 1              COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8
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                                                         VALUE     SHRS OR  SH/ PUT  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      x$1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

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AMERITRADE HOLDING
 CORPORATION                       COMMON  03074K-10-0   45,299   12,144,591            SOLE             12,144,591
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BIOMET, INC.                       COMMON  090613-10-0    2,509       94,219            SOLE                 94,219
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CRUCELL NV                 SPONSORED ADRs  228769-10-5    3,113    1,096,101            SOLE              1,096,101
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CONCERTO SOFTWARE                  COMMON  20602T-10-6      574       96,873            SOLE                 96,873
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EPIX MEDICAL, INC.                 COMMON  26881Q-10-1      897      198,119            SOLE                198,119
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EXELIXIS                           COMMON  30161Q-10-4    7,899    1,595,768            SOLE              1,595,768
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ILEX ONCOLOGY, INC.                COMMON  451923-10-6    3,792      798,337            SOLE                798,337
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INSTINET GROUP
  INCORPORATED                     COMMON  457750-10-7   11,000    3,548,514            SOLE              3,548,514
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INTERWAVE COMMUNICATIONS           COMMON  G4911N-10-2       77      157,989            SOLE                157,989
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INVERNESS MEDICAL
 INNOVATIONS                       COMMON  46126P-10-6        5          484            SOLE                    484
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JOHNSON & JOHNSON                  COMMON  478160-10-4       77        1,434            SOLE                  1,434
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KIRKLAND'S INC.                    COMMON  497498-10-5  107,840    6,306,407            SOLE              6,306,407
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LECROY CORPORATION                 COMMON  52324W-10-9    4,480      500,000            SOLE                500,000
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LIGHTBRIDGE, INC.                  COMMON  532226-10-7    3,142      469,694            SOLE                469,694
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LIONBRIDGE TECHNOLOGIES,
 INC.                              COMMON  536252-10-9    7,157    4,364,004            SOLE              4,364,004
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TRITON NETWORK SYSTEMS
 INC.                              COMMON  896775-10-3    1,004    2,136,342            SOLE              2,136,342
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WORLD ACCESS INC.                  COMMON  98141A-10-1        1      314,603            SOLE                314,603
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ZINDART LIMITED            SPONSORED ADRs  989597-10-9    1,070      708,444            SOLE                708,444
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                                                        199,936